SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jan. 30, 2016
Accounting Policies [Abstract]
Description of Business
Description of Business
Dollar Tree, Inc. (the Company) is a leading operator of discount retail stores in the United States and Canada.  Below are those accounting policies considered by the Company to be significant.

Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Acquisition
On July 6, 2015, the Company acquired Family Dollar Stores, Inc. ("Family Dollar") for cash consideration of $6.8 billion and the issuance of 28.5 million shares of the Company's common stock valued at $2.3 billion based on the closing price of the Company's common stock on July 2, 2015 (the "Acquisition"). The results of operations of Family Dollar are included in the Company's results of operations beginning on July 6, 2015.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the financial statements of Dollar Tree, Inc., and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Foreign Currency
Foreign Currency
The functional currencies of certain of the Company’s international subsidiaries are the local currencies of the countries in which the subsidiaries are located.  Foreign currency denominated assets and liabilities are translated into U.S. dollars using the exchange rates in effect at the consolidated balance sheet date.  Results of operations and cash flows are translated using the average exchange rates throughout the period.  The effect of exchange rate fluctuations on translation of assets and liabilities is included as a component of shareholders’ equity in accumulated other comprehensive loss.  Gains and losses from foreign currency transactions, which are included in "Other expense, net" have not been significant.

Segment Information
Segment Information
At January 30, 2016, the Company operates more than 13,800 discount retail stores in 48 states and five Canadian provinces. The Company's operations are conducted in two reporting business segments: Dollar Tree and Family Dollar. The Company defines its segments as those operations whose results its chief operating decision maker ("CODM") regularly reviews to analyze performance and allocate resources. The results of operations of Family Dollar are included in the Company's results of operations beginning on July 6, 2015.
The Dollar Tree segment is the leading operator of discount variety stores offering merchandise at the fixed price of $1.00. The Dollar Tree segment includes the Company's operations under the "Dollar Tree," "Dollar Tree Canada," "Deals" and "Dollar Tree Deals" brands, ten distribution centers in the United States, two distribution centers in Canada and a Store Support Center in Chesapeake, Virginia.
The Family Dollar segment operates a chain of general merchandise discount retail stores providing consumers with a selection of competitively priced merchandise in convenient neighborhood stores. The Family Dollar segment consists of the Company's operations under the "Family Dollar" brand, eleven distribution centers and a Store Support Center in Matthews, North Carolina.

Fiscal Year
Fiscal Year
The Company's fiscal year ends on the Saturday closest to January 31.  Any reference herein to "2015" or "Fiscal 2015," “2014” or “Fiscal 2014,” and “2013” or “Fiscal 2013,” relates to as of or for the years ended January 30, 2016, January 31, 2015, and February 1, 2014, respectively. Each fiscal year included 52 weeks.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents at January 30, 2016 and January 31, 2015 includes $462.9 million and $788.6 million, respectively, of investments primarily in money market securities which are valued at cost, which approximates fair value.  For purposes of the consolidated statements of cash flows, the Company considers all highly-liquid debt instruments with original maturities of 3 months or less to be cash equivalents.  The majority of payments due from financial institutions for the settlement of debit card and credit card transactions process within 3 business days, and therefore are classified as cash and cash equivalents.

Merchandise Inventory
Merchandise Inventories
Merchandise inventories at the Company’s distribution centers are stated at the lower of cost or market, determined on a weighted-average cost basis.  Cost is assigned to store inventories using the retail inventory method on a weighted-average basis.  Under the retail inventory method, the valuation of inventories at cost and the resulting gross margins are computed by applying a calculated cost-to-retail ratio to the retail value of inventories.
Costs directly associated with warehousing and distribution are capitalized as merchandise inventories.  Total warehousing and distribution costs capitalized into inventory amounted to $114.0 million and $44.3 million at January 30, 2016 and January 31, 2015, respectively.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets as follows:

Buildings	39 to 40 years
Furniture, fixtures and equipment	3 to 15 years

Leasehold improvements and assets held under capital leases are amortized over the estimated useful lives of the respective assets or the committed terms of the related leases, whichever is shorter.  Amortization is included in "Selling, general and administrative expenses" in the accompanying consolidated income statements.
Costs incurred related to software developed for internal use are capitalized and amortized, generally over three years.
Property, plant and equipment, net, as of January 30, 2016 and January 31, 2015 consists of the following:

	January 30,	January 31,
(in millions)	2016	2015
Land	$180.8	$79.0
Buildings	906.0	336.9
Leasehold improvements	1,556.7	1,068.2
Furniture, fixtures and equipment	2,457.8	1,385.2
Construction in progress	196.2	100.9
Total property, plant and equipment	5,297.5	2,970.2
Less: accumulated depreciation	2,172.0	1,759.7
Total property, plant and equipment, net	$3,125.5	$1,210.5

Interest Capitalization, Policy [Policy Text Block]
Capitalized Interest
The Company capitalizes interest on borrowed funds during the construction of certain property and equipment. The Company capitalized $1.3 million of interest costs in the year ended January 30, 2016. No interest costs were capitalized in the years ended January 31, 2015 and February 1, 2014.

Goodwill
Goodwill and Nonamortizing Intangible Assets
Goodwill and nonamortizing intangible assets are not amortized, but rather tested for impairment at least annually.  In addition, goodwill and nonamortizing intangible assets will be tested on an interim basis if an event or circumstance indicates that it is more likely than not that an impairment loss has been incurred.  The Company performed its annual impairment testing in November 2015 and determined that no impairment existed.

Other Assets, Net
Other Assets, Net
Other assets, net consists primarily of restricted investments and deferred compensation plan assets.  Restricted investments were $82.0 million and $78.9 million at January 30, 2016 and January 31, 2015, respectively and were purchased to collateralize long-term insurance obligations.  These investments are primarily in tax-exempt money market funds that invest in short-term municipal obligations.  These investments are classified as available-for-sale and are recorded at fair value, which approximates cost.  Deferred compensation plan assets were $21.1 million and $5.5 million at January 30, 2016 and January 31, 2015, respectively, and are recorded at fair value.

Deferred Charges, Policy [Policy Text Block]
Deferred Financing Costs
During 2015, the Company adopted ASU No. 2015-03, "Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs." Previously, debt issuance costs were recorded as assets on the balance sheet. This update requires that debt issuance costs related to a debt liability be presented on the balance sheet as a direct deduction from the carrying amount of the debt liability, consistent with debt discounts. This update does not change the recognition and measurement of debt issuance costs. The update has been adopted retrospectively for all periods presented in the accompanying consolidated balance sheets. The reclassification of debt issuance costs resulted in reductions in "Other assets, net" and "Long-term debt, net, excluding current portion" of $74.3 million as of January 31, 2015.

Impairment of Long-Lived Assets and Long-Lived Assets to Be Disposed Of
Impairment of Long-Lived Assets and Long-Lived Assets to Be Disposed Of
The Company reviews its long-lived assets and certain identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets based on discounted cash flows or other readily available evidence of fair value, if any.  Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.  In fiscal 2015, 2014 and 2013, the Company recorded charges of $1.6 million, $1.5 million and $0.5 million, respectively, to write down certain assets.  These charges are recorded as a component of "Selling, general and administrative expenses" in the accompanying consolidated income statements.

Financial Instruments
Financial Instruments
The Company utilizes derivative financial instruments to reduce its exposure to market risks from changes in interest rates and diesel fuel costs.  By entering into receive-variable, pay-fixed interest rate and diesel fuel swaps, the Company limits its exposure to changes in variable interest rates and diesel fuel prices.  The Company is exposed to credit-related losses in the event of non-performance by the counterparty to these instruments but minimizes this risk by entering into transactions with high quality counterparties.  Interest rate or diesel fuel cost differentials paid or received on the swaps are recognized as adjustments to interest in the period earned or incurred.  The Company formally documents all hedging relationships, if applicable, and assesses hedge effectiveness both at inception and on an ongoing basis.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.  As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.  As a basis for considering such assumptions, a fair value hierarchy has been established that prioritizes the inputs used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy are as follows:
Level 1 - Quoted prices in active markets for identical assets or liabilities;
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
Level 3 - Unobservable inputs in which there is little or no market data which require the reporting entity to develop its own assumptions.
As required, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  The Company's assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.
The following table sets forth the Company's financial assets and liabilities that are accounted for at fair value on a recurring basis:

(in millions)	January 30, 2016	January 31, 2015
Level 1
Restricted investments	$82.0	$78.9
Short-term investments	4.0	—
Long-term debt - secured senior notes and acquisition notes	3,754.6	—
Level 2
Diesel fuel swap liabilities	0.8	5.7
Long-term debt - term loans	3,886.1	—
Level 3
Long-term debt - senior notes	—	700.9

The Company’s cash and cash equivalents are valued at cost, which approximates fair value, due to the short-term maturities of these instruments.
The fair values of the diesel fuel swaps were estimated using discounted cash flow calculations based upon forward interest-rate yield and diesel cost curves. The curves were obtained from independent pricing services reflecting broker market quotes.
The fair value of the Company's secured senior notes and acquisition notes at January 30, 2016 was determined using Level 1 inputs as quoted prices in active markets for identical assets or liabilities are available. The fair value of the Company's term loans at January 30, 2016 was determined using Level 2 inputs as quoted prices are readily available from pricing services, but the prices are not published. The fair value of the Company's senior notes at January 31, 2015 was determined through the use of a discounted cash flow analysis using Level 3 inputs as there were no quoted prices in active markets for this debt. The discount rate used in the analysis was based on borrowing rates available to the Company for debt of the same remaining maturities, issued in the same private placement debt market. The carrying value of the Company's Revolving Credit Agreement at January 30, 2016 and the Company's Unsecured Credit Agreement at January 31, 2015, approximated their fair values because the interest rates vary with market interest rates.
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (e.g., when there is evidence of impairment).  The Company recorded impairment charges of $1.6 million, $1.5 million, and $0.5 million in fiscal 2015, 2014 and 2013, respectively, to reduce certain store assets to their estimated fair values.  The fair values were determined based on the income approach, in which the Company utilized internal cash flow projections over the life of the underlying lease agreements discounted based on a risk-free rate of return.  These measures of fair value, and related inputs, are considered a Level 3 approach under the fair value hierarchy.  There were no other changes related to Level 3 assets.

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of Canadian provinces	5
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
The following table sets forth the Company's financial assets and liabilities that are accounted for at fair value on a recurring basis:

(in millions)	January 30, 2016	January 31, 2015
Level 1
Restricted investments	$82.0	$78.9
Short-term investments	4.0	—
Long-term debt - secured senior notes and acquisition notes	3,754.6	—
Level 2
Diesel fuel swap liabilities	0.8	5.7
Long-term debt - term loans	3,886.1	—
Level 3
Long-term debt - senior notes	—	700.9

Lease Accounting
Lease Accounting
The Company generally leases its retail locations under operating leases.  The Company recognizes minimum rent expense beginning when possession of the property is taken from the landlord, which normally includes a construction period prior to store opening.  When a lease contains a predetermined fixed escalation of the minimum rent, the Company recognizes the related rent expense on a straight-line basis and records the difference between the recognized rental expense and the amounts payable under the lease as deferred rent.  The Company also receives tenant allowances, which are recorded in deferred rent and are amortized as reductions of rent expense over the terms of the leases.

Revenue Recognition	Revenue Recognition The Company recognizes sales revenue at the time a sale is made to its customer.
Taxes Collected	Taxes Collected The Company reports taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions (i.e., sales tax) on a net (excluded from revenue) basis.
Cost of Sales	Cost of Sales The Company includes the cost of merchandise, warehousing and distribution costs, and certain occupancy costs in cost of sales.
Cost of Sales, Vendor Allowances, Policy [Policy Text Block]
Vendor Allowances
The Company receives vendor support in the form of cash payments or allowances through a variety of reimbursements such as purchase discounts, cooperative advertising, markdowns, scandowns and volume rebates. The Company has agreements with vendors setting forth the specific conditions for each allowance or payment. The Company either recognizes the allowance as a reduction of current costs or defers the payment over the period the related merchandise is sold. If the payment is a reimbursement for costs incurred, it is offset against those related costs; otherwise, it is treated as a reduction to the cost of merchandise.

Pre-Opening Costs	Pre-Opening Costs The Company expenses pre-opening costs for new, expanded, relocated and rebannered stores, as incurred.
Advertising Costs
Advertising Costs
The Company expenses advertising costs as they are incurred and they are included in "Selling, general and administrative expenses" on the accompanying consolidated income statements.  Advertising costs, net of co-op recoveries from vendors, approximated $32.5 million, $18.1 million and $14.9 million for the years ended January 30, 2016, January 31, 2015, and February 1, 2014, respectively.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date of such change.
The Company recognizes a financial statement benefit for a tax position if it determines that it is more likely than not that the position will be sustained upon examination.
The Company includes interest and penalties in the provision for income tax expense and income taxes payable.  The Company does not provide for any penalties associated with tax contingencies unless they are considered probable of assessment.
During 2015, the Company adopted ASU No. 2015-17, "Income Taxes (Topic 740)." This update requires that deferred tax liabilities and assets be classified as noncurrent in a classified balance sheet. The requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in the update. The update has been adopted prospectively to all deferred tax liabilities and assets and prior periods have not been retrospectively adjusted

Stock-Based Compensation
Stock-Based Compensation
The Company recognizes expense for all share-based payments to employees based on their fair values.  Total stock-based compensation expense for 2015, 2014 and 2013 was $52.3 million, $37.4 million and $36.2 million, respectively.
The Company recognizes expense related to the fair value of restricted stock units (RSUs) and stock options over the requisite service period on a straight-line basis or a shorter period based on the retirement eligibility of the grantee.  The fair value is determined using the closing price of the Company’s common stock on the date of grant.
During 2015, the Company adopted Accounting Standards Update No. 2014-12, "Compensation-Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could be Achieved after the Requisite Service Period." This update provides explicit accounting treatment with respect to share-based awards with specific performance targets for employees who are eligible to vest in the award regardless of whether the employee is rendering service on the date the performance target is achieved. This update has been adopted by the Company on a prospective basis for all awards granted or modified on or after February 1, 2015. There was no impact upon the adoption of the update.

Net Income Per Share
Net Income Per Share
Basic net income per share has been computed by dividing net income by the weighted average number of shares outstanding.  Diluted net income per share reflects the potential dilution that could occur assuming the inclusion of dilutive potential shares and has been computed by dividing net income by the weighted average number of shares and dilutive potential shares outstanding.  Dilutive potential shares include all outstanding stock options and unvested RSUs after applying the treasury stock method.